INCOME TAXES (Details 3) - USD ($)	Nov. 30, 2020	Nov. 30, 2019
Income Tax Disclosure [Abstract]
Depreciation	$ (270,488)	$ (88,502)
Stock compensation	334,898	96,033
Inventory reserve	28,533	15,611
Bad debt reserve	3,331
Accrued payroll	183,044
Warranty reserve	89,578
Net operating loss ("NOL") carryforwards	5,951,914	5,845,058
Total deferred tax assets	6,320,808	5,868,199
Valuation allowance	(6,320,808)	(5,868,199)
Net deferred tax assets (liabilities)